Share-based plans (Details)		2 Months Ended	6 Months Ended	120 Months Ended
	Jan. 01, 2024 item	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2024 EUR (€) shares	Dec. 31, 2030
Share-based plans
Target percentage of reduction in Scope-1 and Scope-2 emissions				50.00%
MB LTIP 2024+ and LTIP 2024+
Share-based plans
Period considered for calculation of average share price	30 days
Assumed target achievement for performance target total shareholder return compared to competitors	100.00%
Number of performance targets | item	3
Weight of profitability target ROIC	40.00%
Weight of performance target relative TSR	40.00%
Weight of sustainability performance target	20.00%
Weight of annual target achievement for Co2e reduction	33.33%
MB LTIP 2024+
Share-based plans
Period considered for calculation of average share price	30 days
Vesting period	4 years
Grant value cap (as a percent)	400.00%
Number of shares allocated | shares			304,043
Total fair value of shares granted			€ 5,790,000
Weighted average fair value		€ 19.04	€ 19.04
MB LTIP 2024+ | Management Board
Share-based plans
Number of shares allocated | shares			266,497
Total fair value of shares granted			€ 5,100,000
LTIP 2024+
Share-based plans
Period considered for calculation of average share price	30 days
Vesting period	3 years
Grant value cap (as a percent)	400.00%
Number of shares allocated | shares		1,805,202
Total fair value of shares granted		€ 41,213,000
Weighted average fair value		€ 22.83	€ 22.83